Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 413,182,184	$ 13,814,182	$ 371,092,421	$ 290,441,208
Interest income	549,681	18,378	466,211	306,871
Interest expense	(4,186,855)	(139,982)	(3,535,886)	(1,774,886)
Depreciation and amortization	(50,466,841)	(1,687,290)	(42,688,903)	(29,205,184)
Share of the profit or loss of associates and joint ventures	182,275	6,094	(480,244)	525,782
Impairment loss	(601,207)	(20,100)	(654,081)	(764,881)
Segment profit before income tax	23,279,811	778,328	31,937,678	31,020,663
Expenditures for segment assets	63,073,887	2,108,789	39,092,238	23,677,682
Investments accounted for using the equity method	12,085,207		9,312,308	48,753,751	$ 404,052
Contract assets	5,897,316		4,488,500		197,169
Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	198,916,897	6,650,515	178,308,222	126,225,119
Interest income	186,291	6,228	166,761	43,744
Interest expense	(3,403,475)	(113,791)	(3,647,601)	(1,969,562)
Depreciation and amortization	(33,456,831)	(1,118,583)	(29,491,977)	(19,105,457)
Share of the profit or loss of associates and joint ventures	75,303	2,518	(456,846)	568,291
Impairment loss	(601,066)	(20,096)	(654,081)	(218,214)
Segment profit before income tax	7,572,763	253,185	17,866,431	12,065,304
Expenditures for segment assets	35,462,305	1,185,634	22,787,190	17,769,612
Investments accounted for using the equity method	8,867,316		9,152,290	48,566,333	296,467
Contract assets	4,162,124		3,488,372		139,155
Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	42,658,686	1,426,235	35,903,202	26,157,277
Interest income	90,091	3,012	55,108	48,532
Interest expense	(545,609)	(18,242)	(101,338)	(11,920)
Depreciation and amortization	(12,379,703)	(413,899)	(9,560,610)	(6,476,743)
Share of the profit or loss of associates and joint ventures	39,852	1,332	(23,398)	(42,509)
Impairment loss	(141)	(4)		(72,798)
Segment profit before income tax	10,321,537	345,086	7,952,484	6,904,067
Expenditures for segment assets	23,966,051	801,272	12,991,023	4,507,097
Investments accounted for using the equity method	1,123,490		160,018	187,418	37,562
Contract assets	1,735,192		1,000,128		58,014
EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	165,789,479	5,542,945	151,890,384	133,948,016
Interest income	249,487	8,341	354,343	269,640
Interest expense	(255,404)	(8,539)
Depreciation and amortization	(2,534,825)	(84,748)	(2,065,590)	(2,133,253)
Share of the profit or loss of associates and joint ventures	67,120	2,244
Segment profit before income tax	6,082,106	203,348	6,225,984	6,883,327
Expenditures for segment assets	2,770,129	92,615	2,529,771	850,235
Investments accounted for using the equity method	2,094,401				$ 70,023
All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	5,817,122	194,487	4,990,613	4,110,796
Interest income	284,458	9,511	352,232	214,265
Interest expense	(243,013)	(8,124)	(249,180)	(62,714)
Depreciation and amortization	(2,095,482)	(70,060)	(1,570,726)	(1,489,731)
Impairment loss				(473,869)
Segment profit before income tax	(696,595)	(23,291)	(107,221)	5,167,965
Expenditures for segment assets	875,402	29,268	784,254	550,738
Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Interest income	(260,646)	(8,714)	(462,233)	(269,310)
Interest expense	260,646	8,714	462,233	269,310
Inter-group revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	5,370,963	179,571	3,531,431	4,911,026
Inter-group revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	231,399	7,736	212,310	184,707
Inter-group revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	60,638,567	2,027,368	58,836,465	47,119,404
Inter-group revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	7,431,399	248,459	7,637,053	8,383,640
Inter-group revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Operating revenue	(73,672,328)	(2,463,134)	(70,217,259)	(60,598,777)
Operating segment [member]
Disclosure of operating segments [line items]
Operating revenue	486,854,512	16,277,316	441,309,680	351,039,985
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	204,287,860	6,830,086	181,839,653	131,136,145
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	42,890,085	1,433,971	36,115,512	26,341,984
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	226,428,046	7,570,313	210,726,849	181,067,420
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	$ 13,248,521	$ 442,946	$ 12,627,666	$ 12,494,436